Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Cash flows from operating activities
Net income	$ 368.0	$ 359.9	$ 324.4
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property, plant and equipment	110.2	99.4	92.4
Pension (benefit) expense	(0.5)	3.2	3.3
Share-based compensation	14.4	15.7	17.0
Deferred taxation	(20.4)	4.3	29.3
Excess tax benefit from exercise of share awards	(6.5)	(7.4)	(3.9)
Facility amendment fee amortization and charges	0.4	0.4	1.9
Other non-cash movements	(3.3)	(1.4)	0.3
Changes in operating assets and liabilities:
Increase in accounts receivable	(168.3)	(117.1)	(152.5)
Increase in other receivables and other assets	(21.6)	(1.3)	(17.8)
(Increase) decrease in other current assets	(3.9)	(5.2)	1.8
Increase in inventories	(98.4)	(65.7)	(115.2)
Increase (decrease) in accounts payable	3.2	(39.6)	57.2
Increase in accrued expenses and other liabilities	8.6	13.4	26.5
Increase in deferred revenue	50.8	40.6	28.9
Increase in income taxes payable	7.9	27.2	43.3
Pension plan contributions	(4.9)	(13.7)	(14.2)
Effect of exchange rate changes on currency swaps	(0.2)		2.5
Net cash provided by operating activities	235.5	312.7	325.2
Investing activities
Purchase of property, plant and equipment	(152.7)	(134.2)	(97.8)
Net cash used in investing activities	(160.4)	(190.9)	(97.8)
Financing activities
Dividends paid	(46.0)	(38.4)	(8.7)
Proceeds from issuance of common shares	9.3	21.6	10.6
Excess tax benefit from exercise of share awards	6.5	7.4	3.9
Repurchase of common shares	(104.7)	(287.2)	(12.7)
Net settlement of equity based awards	(9.2)	(11.5)
Credit facility fees paid			(2.1)
Proceeds from (repayment of) short-term borrowings	19.3		(31.0)
Net cash used in financing activities	(124.8)	(308.1)	(40.0)
Cash and cash equivalents at beginning of period	301.0	486.8	302.1
(Decrease) increase in cash and cash equivalents	(49.7)	(186.3)	187.4
Effect of exchange rate changes on cash and cash equivalents	(3.7)	0.5	(2.7)
Cash and cash equivalents at end of period	247.6	301.0	486.8
Supplemental cash flow information:
Interest paid	3.5	3.4	5.1
Income taxes paid	211.0	165.6	105.1
Ultra Acquisition
Investing activities
Acquisition of business, net of cash received	1.4	(56.7)
Botswana Diamond Polishing Factory Acquisition
Investing activities
Acquisition of business, net of cash received	$ (9.1)